PENSION AND OTHER SAVING PLANS - Multiemployer Plans (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Jan. 31, 2012	Dec. 31, 2013 WECO [Member]	Dec. 31, 2012 WECO [Member]	Dec. 31, 2011 WECO [Member]	Dec. 31, 2013 WRI [Member]	Dec. 31, 2012 WRI [Member]	Dec. 31, 2011 WRI [Member]	Dec. 31, 2013 WSC [Member]	Dec. 31, 2012 WSC [Member]	Dec. 31, 2011 WSC [Member]	Dec. 31, 2013 Minimum [Member] WSC [Member]	Dec. 31, 2013 Maximum [Member] WSC [Member]
Multiemployer Plans [Line Items]
Multiemployer Plans Funded Status Minimum Percentage	80.00%
Multiemployer Plan Minimum Contribution Per Hour Worked		5.75			5.70						2.95	3.20
Multiemployer Plan, Period Contributions		$ 3.4	$ 3.2	$ 3.2	$ 0.9	$ 0.5	$ 0.9	$ 0.1	$ 0.1	$ 0.1